Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]
7. SUBSEQUENT EVENTS
In preparing the accompanying financial statements, Plan management has reviewed for inclusion in these financial statements and related notes all known events that have occurred after December 31, 2025 through June 24, 2026, which is the date these financial statements were issued.